Income Tax Matters - Tax Credits for Loss Carry-Forwards (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	€ 7,820	€ 8,229
Ending balance, Deferred tax assets	7,631	7,820
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	2,776	2,513
Additions	1,268	757
Reversals	(161)	(347)
Perimeter changes	0	(1)
Translation differences and other	(55)	(146)
Ending balance, Deferred tax assets	3,828	2,776
Tax loss carryforwards generated in the tax group	8,040
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	1,500
Ending balance, Deferred tax assets	2,272	1,500
Tax loss carryforwards generated in the tax group	622
Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	1,500	1,617
Additions	791	0
Reversals	(11)	(114)
Perimeter changes	0	(1)
Translation differences and other	(8)	(2)
Ending balance, Deferred tax assets	2,272	1,500
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, Deferred tax assets	580
Tax loss carryforwards generated in the tax group	6,478
Germany | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	472	550
Additions	185	82
Reversals	(77)	(160)
Perimeter changes	0	0
Translation differences and other	0	0
Ending balance, Deferred tax assets	580	472
Hispanoamérica
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, Deferred tax assets	976
Tax loss carryforwards generated in the tax group	240
Hispanoamérica | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	799	321
Additions	292	675
Reversals	(69)	(53)
Perimeter changes	0	0
Translation differences and other	(46)	(144)
Ending balance, Deferred tax assets	976	799
Other countries | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, Deferred tax assets	5	25
Additions	0	0
Reversals	(4)	(20)
Perimeter changes	0	0
Translation differences and other	(1)	0
Ending balance, Deferred tax assets	0	€ 5
Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	3,005
Less than 1 year | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	3,322
Less than 1 year | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	0
More than 360 days | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	4,718
More than 360 days | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	€ 3,005